Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 30,241,931			$ 6,728,895		$ 4,025,508			$ 945,802
Prepaid expenses and other current assets	257,123			32,113
SAFE note subscription receivable				110,000					500,000
Total current assets	30,499,054			6,871,008					1,445,802
Property and equipment, net	25,490			1,993
Total assets	30,524,544			6,873,001					1,445,802
Current liabilities
Accounts payable	213,211			94,797					18,994
Accrued expenses	375,270			31,777
Accrued compensation	16,844			34,863
Related party loan									10,000
Total current liabilities	605,325			161,437					28,994
SAFE notes				15,224,665					2,047,000
Total liabilities	605,325			15,386,102					2,075,994
Commitments and contingencies (Note 6)
Stockholders' Equity (deficit)
Common stock, par value $0.0001 per share, 1,000,000 shares authorized, 16,320,839 and 7,434,955 shares issued and outstanding as of December 31, 2024 and 2023, respectively	5,087			1,632	[1]				743	[1]
Additional paid-in capital	86,100,946			144,738
Accumulated deficit	(56,186,814)			(8,659,471)					(630,935)
Total stockholders' equity (deficit)	29,919,219	$ (15,638,288)	$ (11,840,060)	(8,513,101)		$ (4,559,033)	$ (2,618,613)	$ (1,485,176)	(630,192)
Total liabilities and stockholders' equity (deficit)	$ 30,524,544			$ 6,873,001					$ 1,445,802

[1]	The authorized shares of common stock in the balance sheets above reflect the historical authorized shares of Deep Fission. Upon the Merger, there were 300,000,000 authorized shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 17.32141 as described in Note 2.